BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

2.1 Statement of compliance

These financial statements for the year ended December 31, 2020 (and comparative results for the year ended December 31, 2019) have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and Interpretations of the IFRS Interpretations Committee (“IFRIC”) and in effect as of December 31, 2020.

These financial statements were approved and authorized for issuance by the Board of Directors of the Corporation (the “Board of Directors”) on March 9, 2021.

2.2 Basis of presentation and measurement

These financial statements have been prepared on the going concern basis under the historical cost basis except for certain financial instruments, biological assets, and warrant liability, which are measured at fair value, as explained in the accounting policies set out in Note 3.

The financial statements are presented in United States dollars which, following the close of the Qualifying Transaction became the Corporation’s presentation currency. The Corporation’s previous presentation currency was Canadian Dollars (“CAD” or “CDN$”). See Note 3.22 for change in accounting policy related to the change in presentation currency. The functional currency of each entity is determined separately in accordance with International Accounting Standard IAS 21 – Foreign Exchange and is measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The functional currency of Ayr, the parent, is CDN$ and for each of the United States subsidiaries is United States dollars (US$ or $).